Revenue from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2022
Revenue from Contracts with Customers
Schedule of disaggregation of revenue

	Year ended December 31,
(in $ millions)	2022	2021	2020
Travel revenue	$1,444	$446	$468
Products and professional services revenue	407	317	325
Total revenue	$1,851	$763	$793

Schedule of accounts receivable, net, contract assets and contract liabilities

		Contract	Contract
		liabilities	liabilities
	Accounts	Client	Deferred
	receivable,	incentives, net	revenue
(in $ millions)	net(1)	(non-current)	(current)
Balance as of December 31, 2022	$752	$19	$19
Balance as of December 31, 2021	$375	$3	$18
(1)	Accounts receivables, net, exclude balances not related to contracts with customers.